Inventories, net (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Inventory Disclosure [Abstract]
Summary of Inventories
Inventories consist of the following (
in thousands
):

	As of September 30, 2023	As of December 31, 2022
Non-serialized parts	$59,093	$61,082
Serialized parts	11,513	11,073

Total inventories	$70,606	$72,155

Inventories consist of the following ( in thousands ):

	As of December 31,
	2022	2021
Non-serialized parts	$61,082	$44,308
Serialized parts	11,073	4,045

Total inventories	$72,155	$48,353